Net investment income (Tables)	12 Months Ended
Dec. 31, 2017
Consolidated and separate financial statements [line items]
Net investment income
	2017	2016	2015
	£m	£m	£m
Net gain from disposal of available for sale investments	298	912	385
Dividend income	48	8	8
Net gain from financial instruments designated at fair value	338	158	193
Other investment income	177	246	511
Net investment income	861	1,324	1,097

Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Net investment income
d Net investment income

	2017	2016	2015
	£m	£m	£m
Net gain from disposal of available for sale assets	298	912	385
Dividend income	48	8	8
Net gain from financial instruments designated at fair value	338	158	193
Other investment income	175	246	511
Net investment income	859	1,324	1,097